PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 222,617,164	$ 169,393,419
Less: Accumulated depreciation	(88,912,568)	(69,220,427)
Property, plant and equipment	133,704,596	100,172,992
Construction in process	89,919,590	105,533,732
Property, plant and equipment, net	223,624,186	205,706,724
Depreciation expense	20,014,581	16,382,485	17,513,454
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	62,472,729	24,236,755
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	144,361,757	133,014,758
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,117,389	10,524,286
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,665,289	$ 1,617,620